Derivative assets and liabilties (Partnership's derivative assets and liabilities, recognized OCI on derivatives (effective portion)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	$ 14	$ 21	$ (8)
Cost of Sales [Member] | Commodity [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	$ 14	$ 21	$ (8)